UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:              December 31, 2002

Check here if Amendment [ ]; Amendment Number: N/A
This Amendment (Check only one.):   [ ] is a restatement.
                                    [ ] adds new holdings
                                        entries.
Institutional Investment Manager Filing this Report:

Name:             ShareInVest Research L.P.
Address:          c/o The Millburn Corporation
                  1270 Avenue of the Americas
                  New York, New York  10020

Form 13F File Number:      28-05309

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Kenneth P. Pearlman
Title:   Principal of ShareInVest Research L.P.
Phone:   212-332-7327

Signature, Place, and Date of Signing:

/s/ Kenneth P. Pearlman           New York, New York         February 10, 2003
------------------------------
Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).) [ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:  N/A


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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                  0
                                          -----------
Form 13F Information Table Entry Total:            39
                                          -----------
Form 13F Information Table Value Total:       $97,293
                                          -----------
                                          (thousands)

List of Other Included Managers:                None



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                                                   FORM 13F INFORMATION TABLE

             COLUMN 1             COLUMN 2       COLUMN 3   COLUMN 4    COLUMN 5  COLUMN 6       COLUMN 7              COLUMN 8
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                                                             VALUE      SHRS OR  SH/  PUT/  INVESTMENT  OTHER     VOTING AUTHORITY
          NAME OF ISSUER        TITLE OF CLASS     CUSIP    (X$1000)    PRN AMT  PRN  CALL  DISCRETION MANAGERS   SOLE SHARED NONE
-----------------------------------------------------------------------------------------------------------------------------------
ALLIANCE GAMING CORP                COM NEW      01859P609    2,618      153,700  SH           Sole      N/A    153,700
AMERICAN AXLE & MFG HLDGS INC         COM        024061103    9,602      410,000  SH           Sole      N/A    410,000
AMERICAN EAGLE OUTFITTERS           COM NEW      02553E106    2,127      154,350  SH           Sole      N/A    154,350
BAXTER INTERNATIONAL INC              COM        071813109      980       35,000  SH           Sole      N/A     35,000
BEST BUY INC                          COM        086516101      755       31,250  SH           Sole      N/A     31,250
BOYDS COLLECTION LTD                  COM        103354106    1,023      153,900  SH           Sole      N/A    153,900
C H ROBINSON WORLDWIDE INC            COM        12541W100        6          200  SH           Sole      N/A        200
CARMAX, INC                           COM        143130102      787       44,034  SH           Sole      N/A     44,034
CENTEX CORP                           COM        152312104    2,068       41,200  SH           Sole      N/A     41,200
CIRCUIT CITY STORE INC                COM        172737108    1,041      140,300  SH           Sole      N/A    140,300
COACHMEN INDS INC                     COM        189873102       77        4,900  SH           Sole      N/A      4,900
COVENANT TRANS INC                    CLA        22284P105    1,697       89,500  SH           Sole      N/A     89,500
DOLLAR GEN CORP                       COM        256669102    1,528      127,900  SH           Sole      N/A    127,900
DOLLAR TREE STORES INC                COM        256747106    1,378      56,100   SH           Sole      N/A     56,100
ETHAN ALLEN INTERIORS INC             COM        297602104    1,871      54,450   SH           Sole      N/A     54,450
GAP INC DEL                           COM        364760108    2,713      174,800  SH           Sole      N/A    174,800
GENENTECH INC                       COM NEW      368710406    5,117      154,300  SH           Sole      N/A    154,300
GOOD GUYS INC                         COM        382091106      740      400,000  SH           Sole      N/A    400,000
GRUPO TMM S A DE CV              SP ADR A SHS    40051D105      434       84,300  SH           Sole      N/A     84,300
HEARTLAND EXPRESS INC                 COM        422347104    4,060      177,225  SH           Sole      N/A    177,225
HUNT J B TRANS SVCS INC               COM        445658107    2,247       76,700  SH           Sole      N/A     76,700
KNIGHT TRANSN INC                     COM        499064103    4,565      217,399  SH           Sole      N/A    217,399
KOHLS CORP                            COM        500255104    4,740       84,716  SH           Sole      N/A     84,716
LOWES COS INC                         COM        548661107    3,263       87,000  SH           Sole      N/A     87,000
MAGNA ENTMT CORP                      CLA        559211107    1,984      320,000  SH           Sole      N/A    320,000

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MAXIM INTEGRATED PRODS INC            COM        57772K101    3,869      117,100  SH           Sole      N/A    117,100
MEDTRONIC INC                         COM        585055106    5,162      113,200  SH           Sole      N/A    113,200
MGM MIRAGE                            COM        552953101    1,846       56,000  SH           Sole      N/A     56,000
OLD DOMINION FREIGHT LINE INC         COM        679580100    2,059       72,500  SH           Sole      N/A     72,500
PROFESSIONAL STAFF PLC           SPONSORED ADR   74315R105      344      171,900  SH           Sole      N/A    171,900
RARE HOSPITALITY INTL INC             COM        753820109    6,413      232,200  SH           Sole      N/A    232,200
RYANAIR HLDGS PLC                SPONSORED ADR   783513104    5,408      138,100  SH           Sole      N/A    138,100
STAPLES INC                           COM        855030102    7,490      409,297  SH           Sole      N/A    409,297
SUPERTEX INC                          COM        868532102      651       43,700  SH           Sole      N/A     43,700
SWIFT ENERGY CO                       COM        870738101      687       71,000  SH           Sole      N/A     71,000
TOO INC                               COM        890333107      118        5,000  SH           Sole      N/A      5,000
TWEETER HOME ENTMT GROUP INC          COM        901167106    2,554      435,900  SH           Sole      N/A    435,900
URBAN OUTFITTERS INC                  COM        917047102    1,207       51,200  SH           Sole      N/A     51,200
WILD OATS MARKETS INC                 COM        96808B107    2,064      200,000  SH           Sole      N/A    200,000

  TOTAL                                                      97,293

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